DEFERRED TAX	12 Months Ended
Dec. 31, 2021
DEFERRED TAX
DEFERRED TAX

11      DEFERRED TAX

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred taxes relate to the same tax authority.

The movements in deferred tax assets and liabilities during the year ended December 31, 2021 without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

Movements in deferred tax assets:

				Unrealised
	Provision for	Accrued		profit at
	impairment	expenses	Tax losses	consolidation	Others	Total
As of January 1, 2020	445,322	209,395	576,190	169,355	179,427	1,579,689
Acquisition of subsidiaries	—	—	—	—	36	36
Credit/(charged) to profit or loss	65,196	(99,810)	(105,811)	56,731	51,116	(32,578)

As of December 31, 2020	510,518	109,585	470,379	226,086	230,579	1,547,147

As of January 1, 2021	510,518	109,585	470,379	226,086	230,579	1,547,147
Credit/(charged) to profit or loss	185,470	(85,912)	(226,769)	67,564	(41,937)	(101,584)

As of December 31, 2021	695,988	23,673	243,610	293,650	188,642	1,445,563

Movements in deferred tax liabilities:

				Fair value
				adjustments
		Fair value	Depreciation	arising from
		changes of	and	acquisition
	Interest	financial	amortization	of
	capitalisation	assets	and others	subsidiaries	Total
As of January 1, 2020	38,007	7,731	23,873	1,700,088	1,769,699
Exchange realignment	—	—	—	(1,406)	(1,406)
Charged to other comprehensive income	—	(3,066)	—	—	(3,066)
Acquisition of subsidiaries	—	—	—	1,274	1,274
Credited to profit or loss	(12,167)	4,235	13,234	(268,804)	(263,502)

As of December 31, 2020	25,840	8,900	37,107	1,431,152	1,502,999

As of January 1, 2021	25,840	8,900	37,107	1,431,152	1,502,999
Charged to other comprehensive income	—	(11,117)	—	—	(11,117)
Credited to profit or loss	(7,915)	4,059	34,860	(84,951)	(53,947)

As of December 31, 2021	17,925	1,842	71,967	1,346,201	1,437,935

The temporary differences associated with investments in the Group’s associates and joint ventures, for which a deferred tax liability has not been recognized in the periods presented, aggregate to RMB437 million (2020: RMB317 million), considering dividends from investments in associates and joint ventures are exempted from the PRC income tax and the Group has no plan to dispose any of these investees in the foreseeable future.

11      DEFERRED TAX (CONTINUED)

For presentation purposes, certain deferred tax assets and liabilities have been offset in the consolidated statement of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	December 31,	December 31,
	2021	2020
Net deferred tax assets	1,386,147	1,481,235
Net deferred tax liabilities	1,378,519	1,437,087

As of December 31, 2021, the Group has not recognized deferred tax assets of RMB1,514 million (December 31, 2020: RMB1,514 million) in respect of accumulated tax losses amounting to RMB6,930 million (December 31, 2020: RMB6,593 million) arising in Mainland China that can be carried forward for offsetting against future taxable income, and deferred tax assets of RMB2,633 million (December 31, 2020: RMB2,032 million) in respect of deductible temporary differences amounting to RMB12,051 million (December 31, 2020: RMB8,849 million) as it was considered not probable that those assets would be realized.

As of December 31, 2021, the expiry profile of these tax losses not recognized for deferred tax assets was analyzed as follows:

	December 31,	December 31,
	2021	2020
Expiring in
2021	—	213,992
2022	742,693	795,012
2023	590,293	536,394
2024	1,778,927	1,890,765
2025	2,405,862	2,590,350
2026 and beyond	1,412,128	566,997
	6,929,903	6,593,510